Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies

(i)            Banking facilities

As at December 31, 2019 and 2018, the Group had various banking facilities available for overdraft and import and export credits from which the Group can draw up to approximately US$897,000 and US$897,000 respectively, of which approximately US$778,000 and US$195,000 were utilised for issuance of bank guarantees as security for the performance of various contracts with customers and import loans. The various banking facilities are secured by a property located in Hong Kong (replaced by a bank deposit of approximately US$900,000 after the sale of this property in February 2020) and various blanket counter indemnities and counter indemnities. The weighted average interest rate for import loans as at December 31, 2019 was 4.9% per annum (December 31, 2018: 4% per annum). For the years ended December 31, 2019 and 2018, the average dollar amount of the bank borrowings was approximately US$92,000 and US$125,000 respectively and average interest rates were approximately 4.9% and 4% per annum respectively for the years ended December 31, 2019 and 2018.

(ii)            Non-controlling interest put option

The Group granted the non-controlling interest of Yixing Pact Environmental Technology Co., Ltd. and Pact Asia Pacific Limited a put option, which is effective from 2009, requiring the Group to acquire part or all remaining shares of these two companies at a purchase price per share calculated by 5.2 times of their average net income for the three prior fiscal years divided by total number of shares outstanding at the time of exercise of such option. Such option did not have an expiry date.

(iii)            Insurance

The Group carries insurance policies to cover various risks, primarily general liability, automobile liability, workers compensation and employee medical expenses under which the Group’s related risks will be covered for the agreed coverage from the insurance companies.

(iv)            Purchase commitments

To manage the risk of changes in material prices and subcontracting costs used in tendering bids for engineering contracts, most of the time, the Group obtains firm quotations from suppliers and subcontractors before submitting a bid. These quotations do not include any quantity guarantees. As soon as the Group is advised that its bid is successful, the Group enters into firm contracts with most of its materials suppliers and sub-contractors, thereby mitigating the risk of future price variations affecting the contract costs.

(v)            Pending litigations

In the ordinary course of business, the Group is from time to time involved in legal proceedings and litigation relating to disputes. There are no legal proceedings and litigations that have in recent past had, or to the Group’s knowledge, are reasonably possible to have, a material impact on the Group’s consolidated financial positions, results of operations or cash flows. The Group did not accrue any loss contingencies in this respect as of December 31, 2019, 2018 and 2017 as the Group did not consider an unfavorable outcome in any material respects in these legal proceedings and litigations to be probable.

ZHEJIANG TIANLAN
Commitments and contingencies

(i)            Operating leases

The Group has no operating leases expense during the year ended December 31, 2019 (2018 and 2017: RMB Nil). At December 31, 2019, the Group has no future minimum lease payments under non-cancellable operating leases.

(ii)            Litigation and other legal matter

The Group is from time-to-time party to various lawsuits, claims, and other legal proceedings that arise in the ordinary course of business. These actions typically seek, among other things, compensation for alleged personal injury, breach of contract, property damages, punitive damages, civil penalties or other losses, or injunctive or declaratory relief. With respect to all such lawsuits, claims and proceedings, the Group records reserves when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. The Group does not believe that any of these proceedings, separately or in the aggregate, would be expected to have a material adverse effect on the Group’s consolidated financial position, results of operation or cash flows.

The Group is routinely subject to other civil claims, litigation and arbitration, and regulatory investigations arising in the ordinary course of our present business. Some of these claims and litigations include claims related to the Group’s current services and operations, the Group believes that it has strong defenses to these claims. These claims have not had a material impact on the Group to date, and the Group believes that the likelihood that a future material adverse outcome will result from these claims is remote. However, if facts and circumstances change in the future, the Group cannot be certain that an adverse outcome of one or more of these claims would not have a material adverse effect on the Group’s consolidated financial condition, results of operations or cash flows.